Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of	As of
	September 30, 2023	March 31, 2023
	USD	USD
Accounts receivable	7,770,556	8,097,742
Allowance for uncollectible accounts receivable	(1,942,639)	(400,759)
Accounts receivable, net	5,827,917	7,696,983